Production costs by nature (Tables)	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Disclosure of components of cost of sales

	2018	2017
	$	$

Raw materials and consumables	310,534	184,746
Contractors	80,884	63,328
Salaries and employee benefits	122,782	74,010
Electricity	19,476	18,652
Equipment rental	4,733	6,987
Other	30,347	21,767
Silver credits	(5,092)	(7,850)
Change in inventories	(13,001)	(26,140)
Capitalized to mining interests	(74,961)	(33,106)
	475,702	302,394